CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Shares [Member]
BALANCE at Dec. 31, 2011	$ 23,019	$ 54	$ 30,058	$ (1,219)	$ (3,473)	$ (2,401)
BALANCE (in shares) at Dec. 31, 2011		18,730
Comprehensive income (loss)	4,471	0	0	193	4,278	0
Dividend paid (Note 7c)	(4,505)	0	0	0	(4,505)	0
Employees share based compensation expenses	80	0	80	0	0	0
Exercise of options from treasury stock issued to employees	41	0	0	0	0	41
Exercise of options from treasury stock issued to employees (in shares)		51
BALANCE at Dec. 31, 2012	23,106	54	30,138	(1,026)	(3,700)	(2,360)
BALANCE (in shares) at Dec. 31, 2012		18,781
Comprehensive income (loss)	2,284	0	0	99	2,185	0
Dividend paid (Note 7c)	(4,532)	0	0	0	(4,532)	0
Employees share based compensation expenses	58	0	58	0	0	0
Exercise of options from treasury stock issued to employees	73	0	0	0	0	73
Exercise of options from treasury stock issued to employees (in shares)		104
BALANCE at Dec. 31, 2013	20,989	54	30,196	(927)	(6,047)	(2,287)
BALANCE (in shares) at Dec. 31, 2013		18,885
Comprehensive income (loss)	5,470	0	0	(13)	5,483	0
Dividend paid (Note 7c)	(4,544)	0	(4,544)	0	0	0
Employees share based compensation expenses	72	0	72	0	0	0
Exercise of options from treasury stock issued to employees	424	0	0	0	0	424
Exercise of options from treasury stock issued to employees (in shares)		225
BALANCE at Dec. 31, 2014	$ 22,411	$ 54	$ 25,724	$ (940)	$ (564)	$ (1,863)
BALANCE (in shares) at Dec. 31, 2014		19,110